Benefit Plans - Summary of Changes in Fair Value for Level 3 Investments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 2,031	$ 1,827
Real Estate Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	136	113
Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	110	88
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	246	201
Level 3 [Member] | Real Estate Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	113	87
Purchases	15	17
Sales		(2)
Unrealized gains	8	11
Realized gains and losses
Fair value of plan assets at end of year	136	113
Level 3 [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	88	59
Purchases	20	27
Sales	(7)	(6)
Unrealized gains	9	8
Realized gains and losses
Fair value of plan assets at end of year	$ 110	$ 88